Capital and reserves - Movement of reserves and accumulated losses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Movement of reserves and accumulated losses
Beginning balance	¥ 7,066,019	¥ (3,051,918)	¥ (2,082,116)
Loss for the year	(1,654,900)	(2,516,808)	(1,949,101)
Foreign currency translation adjustment, net of nil income taxes	(122,030)	38,364	(73,323)
Income tax relating to exchange differences	0	0	0
Share-based compensation expenses	449,983	1,187,867	931,784
Exercise of warrants to subscribe for convertible redeemable preferred shares			111,086
Deemed distribution to a preferred shareholder			(32,767)
Withholding of vested RSUs to satisfy income tax requirements upon settlement of vested RSUs	(50,846)	(394,195)
Cancellation of other financial instruments issued to an investor		4,528
Ending balance	7,900,174	7,066,019	(3,051,918)
Share-based compensation reserve
Movement of reserves and accumulated losses
Beginning balance	2,124,150	1,330,478	398,694
Share-based compensation expenses	449,983	1,187,867	931,784
Withholding of vested RSUs to satisfy income tax requirements upon settlement of vested RSUs	(50,846)	(394,195)
Ending balance	2,523,287	2,124,150	1,330,478
Translation reserve
Movement of reserves and accumulated losses
Beginning balance	(196,283)	(234,647)	(161,324)
Foreign currency translation adjustment, net of nil income taxes	(122,030)	38,364	(73,323)
Income tax relating to exchange differences	0	0	0
Ending balance	(318,313)	(196,283)	(234,647)
Other reserves
Movement of reserves and accumulated losses
Beginning balance	1,018,848	1,014,320	903,265
Exercise of warrants to subscribe for convertible redeemable preferred shares			111,055
Cancellation of other financial instruments issued to an investor		4,528
Ending balance	1,018,848	1,018,848	1,014,320
Accumulated losses
Movement of reserves and accumulated losses
Beginning balance	(8,631,352)	(6,114,544)	(4,132,676)
Loss for the year	(1,654,900)	(2,516,808)	(1,949,101)
Deemed distribution to a preferred shareholder			(32,767)
Ending balance	¥ (10,286,252)	¥ (8,631,352)	¥ (6,114,544)